Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies

2.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

The consolidated financial statements were prepared on a going concern basis, under the historical cost convention except for certain financial instruments that are measured at fair value on a recurring basis, as explained in the accounting policies below. Historical cost is measured as the fair value of the consideration provided in exchange for goods and services on the date of the transaction. All financial information is presented in thousands of U.S. dollars, except as otherwise indicated.

Basis of Consolidation

These consolidated financial statements include the accounts of Quarterhill and its wholly-owned subsidiaries. Quarterhill also holds, through one of its subsidiaries, a 50% joint venture ownership interest in Xuzhou-PAT Control Technologies Limited (“XPCT”) which is accounted for using the equity method. These consolidated financial statements include only the Company’s net investment and equity in earnings of the joint venture. All inter-company transactions and balances have been eliminated in these consolidated financial statements.

The significant accounting policies are summarized below:

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the years. Actual results could differ from those estimates. The significant accounting policies contained herein include estimates and assumptions with respect to the determination of fair values of tangible and intangible assets acquired in business combinations, best estimate of stage of completion of contracted projects, identification of distinct performance obligations, in contracts with customers and the related stand alone selling prices, recoverability of financial assets and equity investments, income tax and the recoverability of deferred tax assets, determination of indicators of impairment and related impairment assessments.

Business Combinations

The Company applies the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations”, in the accounting for its acquisitions. This requires the Company to recognize separately from goodwill the assets acquired and the liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at their fair values, including contingent consideration where applicable, these estimates are inherently uncertain and subject to refinement, particularly since these assumptions and estimates are based in part, on historical experience and information obtained from the management of the acquired companies. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill in the period identified.

Furthermore, when valuing certain intangible assets that the Company has acquired, critical estimates may be made relating to, but not limited to: (i) future expected cash flows from customer relationships, software license sales, support agreements, consulting agreements and other customer contracts; (ii) the acquired entity’s brand and competitive position, as well as assumptions about the period of time that the acquired brand will continue to be used in the combined Company’s product portfolio; and (iii) discount rates. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded to the Company’s consolidated statements of operations, on a cumulative basis, in the period in which the adjustment is determined.

For a given acquisition, the Company identifies certain pre-acquisition contingencies as of the acquisition date and may extend its review and evaluation of these pre-acquisition contingencies throughout the measurement period to obtain sufficient information to assess whether the Company includes these contingencies as a part of the purchase price allocation and, if so, to determine the estimated amounts. If the Company determines that a pre-acquisition contingency (non-income tax related) is probable in nature and estimable as of the acquisition date, then it will record its best estimate for such a contingency as a part of the preliminary purchase price allocation. The Company continues to gather information and evaluates any pre-acquisition contingencies throughout the measurement period and makes adjustments as necessary either directly through the purchase price allocation or in its results of operations.

Uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. The Company reviews these items during the measurement period as the Company continues to actively seek and collect information relating to facts and circumstances that existed at the acquisition date. Changes to these uncertain tax positions and tax related valuation allowances made subsequent to the measurement period, or if they relate to facts and circumstances that did not exist at the acquisition date, are recorded in the Company’s provision for income taxes in the consolidated statements of operations.

Fair Value Measurement of Financial Instruments

The Company uses various valuation techniques and assumptions when measuring fair value of its financial assets and financial liabilities. The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. The accounting standard establishes a hierarchy that prioritizes fair value measurements based on the types of input used for the various valuation techniques (market approach, income approach and cost approach). The levels of the hierarchy are described below:

Level 1 Inputs — Level 1 includes financial instruments for which quoted market prices for identical instruments are available in active markets.

Level 2 Inputs — Level 2 includes financial instruments for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets with insufficient volume or infrequent transactions (less active markets) or model-driven valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, including market interest rate curves, referenced credit spreads and pre-payment rates.

Level 3 Inputs — Level 3 includes financial instruments for which fair value is derived from valuation techniques including pricing models and discounted cash flow models in which one or more significant inputs are unobservable, including the Company’s own assumptions. The pricing models incorporate transaction details such as contractual terms, maturity and, in certain instances, timing and amount of future cash flows, as well as assumptions related to liquidity and credit valuation adjustments of marketplace participants.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Patent finance obligations: The fair values are estimated based on the quoted market prices for those or similar instruments or on the current rates offered to the Company for debt of similar terms.

Derivative financial instruments: The fair value of embedded derivatives is measured using a market approach, based on the difference between the quoted forward exchange rate as of the contract date and quoted forward exchange rate as of the reporting date. The fair value of forward exchange contracts is determined using the quoted forward exchange rates at the reporting date.

Contingent considerations: Contingent consideration is carried at fair value which is calculated using management estimates or, where appropriate, a Monte Carlo simulation model.

Long-term debt: The fair value is estimated based on the quoted market prices for those or similar instruments or on the current rates offered to the Company for debt of similar terms.

The carrying amount of the Company’s other financial assets and liabilities, including cash, accounts receivable, and accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of these items. The fair value of the bank indebtedness and long-term debt approximate the carrying amount since these debt instruments all have floating interest rates.

Derivatives

The Company uses derivative financial instruments to reduce exposure to fluctuation in foreign currency exchange rates. The Company may enter into foreign exchange contracts to hedge anticipated cash flows denominated in a foreign currency.

The Company has elected not to apply hedge accounting to derivative contracts; as such, these derivative financial instruments are recorded at fair market value on a recurring basis, with subsequent changes in fair value recorded in other income (expense) during the period of change.

Derivatives are carried at fair value and are reported as assets when they have a positive fair value and as liabilities when they have a negative fair value. Derivatives may also be embedded in other financial instruments. Derivatives embedded in other financial instruments are valued as separate derivatives if they meet the bifurcation criteria of an embedded derivative. Such criteria include that the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded contract terms are not clearly and closely related to those of the host contract and the embedded contract terms would meet the definition of a derivative on a stand-alone basis.

Foreign Currency Transactions

Monetary assets and liabilities denominated in foreign currencies are translated into the applicable functional currency of the entity at exchange rates prevailing at the balance sheet date. Revenue and expenses are translated at the average rate for the period. The gains and losses from foreign currency denominated transactions are included in foreign exchange gain/loss in the consolidated statement of operations.

Foreign Currency Translation

The consolidated financial statements are presented in U.S. dollars. The functional currency of each subsidiary is the currency of the primary economic environment in which the subsidiary operates. For each subsidiary, assets and liabilities denominated in this functional currency are translated into U.S. dollars at the exchange rates in effect at the balance sheet dates and revenues and expenses are translated at the average exchange rates prevailing during the month of the respective transactions. The effect of foreign currency translation adjustments not affecting net income are included in Shareholders’ equity under the “Cumulative translation adjustment” account as a component of “Accumulated other comprehensive income”.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash in banks and highly liquid investments with original terms to maturity at the date of acquisition of less than three months.

Short-Term Investments

Short-term investments are designated as “held to maturity” and accounted for at amortized cost using the effective interest rate method. Short-term investments comprise guaranteed investment certificates with original maturities of one-year or less at the date of investment and their carrying value approximates their fair value.

Restricted Short-Term Investments

Restricted short-term investments are amounts held specifically as collateral for bank guarantees that the Company has entered into for security against potential procedural costs pursuant to a court order regarding patent infringement whereby the Company is the plaintiff. The bank guarantees total 1,850,000 Euros and are valid until March 28, 2019. They are automatically extended by periods of one year unless either party informs the other party at least sixty days before the current expiry date that they elect not to extend the bank guarantee. The restricted short-term investment acts as collateral should this renewal not take place and/or the requirement for the security and hence, the restricted short-term investments is no longer required by the court.

Accounts Receivable, Net

The accounts receivable balance reflects invoices and is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts represents the Company’s best estimate of probable losses that may result from the inability of its customers to make required payments. Reserves are established and maintained against estimated losses based upon historical loss experience, past due accounts and specific account analysis. The Company regularly reviews the level of allowances for doubtful accounts and adjusts the level of allowances as needed. Consideration is given to accounts past due as well as other risks in the current portion of the accounts.

Unbilled Revenue

Unbilled Revenue includes unbilled amounts typically resulting from sales under long-term contracts when the cost-to-cost method of revenue recognition is utilized and revenue recognized exceeds the amount billed to the customer accounted for under Accounting Standards Update No. 2014-09 “Revenue from Contracts with Customers” (“ASC 606”). At any given period-end, a large portion of the balance in this account represents the accumulation of labor, materials and other costs that have not been billed due to timing, whereby the accumulation of each month’s costs and earnings are administratively billed in subsequent months. Also included in the account are amounts that will become billable according to contract terms, which usually require the consideration of the passage of time, achievement of milestones or completion of the project.

Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is determined on the weighted average basis. Cost includes the cost of acquired material plus, in the case of manufactured inventories, direct labor applied to the product and the applicable share of manufacturing overhead, including rent expense and depreciation based on normal operating capacity.

Property Plant and Equipment

Property plant and equipment is carried at cost less accumulated depreciation and impairment. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	4-7 years
Building	20 years

Intangible Assets

Intangibles consist of patents, developed software, customer relationships and brand associated with various acquisitions.

Patents include patents and patent rights (hereinafter, collectively “patents”) and are carried at cost less accumulated amortization and impairments.

Developed software is initially recorded at fair value based on the present value of the estimated net future income-producing capabilities of software products acquired in acquisitions.

Brand is initially recorded at fair value based on the present value of the estimated net future income-producing capabilities of the asset.

Customer relationships represent acquired customer relationships with customers of acquired companies and are either based upon contractual or legal rights or are considered separable; that is, capable of being separated from the acquired entity and being sold, transferred, licensed, rented or exchanged. These customer relationships are initially recorded at their fair value based on the present value of expected future cash flows.

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible assets as follows:

Patents	up to 20 years
Developed Software	5 years
Customer relationship and backlog	7 years
Brand	7 years

The Company continually evaluates the remaining estimated useful life of its intangible assets being amortized to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Impairment of Long-Lived Assets

The Company reviews long-lived assets (“LLA”) such as property and equipment and intangible asset groups for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. These events and circumstances may include significant decreases in the market price of an asset or asset group, significant changes in the extent or manner in which an asset or asset group is being used by the Company or in its physical condition, a significant change in legal factors or in the business climate, a history or forecast of future operating or cash flow losses, significant disposal activity, a significant decline in the Company’s share price, a significant decline in revenues or adverse changes in the economic environment.

When indicators of impairment exist, LLA impairment is tested using a two-step process. The Company performs a cash flow recoverability test as the first step, which involves comparing the estimated undiscounted future cash flows for the asset group to the carrying amount of the asset group. If the net cash flows of the asset group exceed its carrying amount, the asset group is not considered to be impaired. If the carrying amount of the asset group exceeds the net cash flows, there is an indication of potential impairment and the second step of the LLA impairment test is performed to measure the impairment amount. The second step involves determining the fair value of the asset group. Fair value is determined using valuation techniques that are in accordance with U.S. GAAP, including the market approach, income approach and cost approach. If the carrying amount of the asset group exceeds its fair value, then the excess represents the maximum amount of potential impairment that will be allocated to the asset group, with the limitation that the carrying value of each asset cannot be reduced to a value lower than that of its fair value. The total impairment amount allocated is recognized as a non-cash impairment loss.

Investment in Joint Venture

The equity method is used to account for investments in joint ventures and certain other non-controlled entities when the Company has the ability to exercise significant influence over operating and financial policies of the investee, even though the investor holds 50% (joint control) or less of the voting common shares. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses and other changes in equity of the affiliate as they occur, with losses limited to the extent of the Company’s investment in, advances to and commitments to the investee.

Goodwill

Goodwill is recorded as at the date of the business combination and represents the excess of the purchase price of acquired businesses over the fair value assigned to identifiable assets acquired and liabilities assumed.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting unit and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill. This is done by comparing the fair value of the reporting unit with the carrying value of its net assets. If the fair value of the reporting unit is greater than its carrying value, no impairment results. If the fair value of the reporting unit is less than its carrying value, an impairment loss would be recognized in the Consolidated Statements of Operations in an amount equal to that difference, limited to the total amount of goodwill allocated to that reporting unit. The Company has three reporting units.

Deferred Revenue

Deferred revenue is comprised of cash collected from customers and billings to customers on contracts in advance of work performed, advance payments negotiated as a contract condition, including billings in excess of costs and estimated earning on uncompleted contracts. The Company records provisions for estimated losses on uncompleted contracts in the period in which such losses become known.  The cumulative effects of revisions to contract revenues and estimated completion costs are recorded in the accounting period in which the amounts become evident and can be reasonably estimated. These revisions can include such items as the effects of change orders and claims, warranty claims, liquidated damages or other contractual penalties and adjustments for contract closeout settlements.

Revenue Recognition

The Company recognizes revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The following paragraphs describe the specific revenue recognition policies for each of the Company’s significant types of revenue by segment.

Licensing segment

Under ASC 606, licenses are considered licenses to functional intellectual property. The standard specifically outlines that patents, underlying highly functional items, are considered functional intellectual property (“IP”). Licenses to functional IP are considered satisfied at a point in time (i.e. when the license becomes effective) and all the revenue is recognized at that point in time. Payment is either due immediately or within 30 days. The one exception to this guidance is related to revenue generated from sales or usage-based royalties promised in exchange for a license of IP.  Customers generally report their royalty obligations one quarter in arrears and accordingly, the Company estimates the expected royalties to be reported for an accounting period, with a true up to the actual royalties reported in the following financial reporting period. Payment is due upon submission of the royalty report.

Intelligent systems segment

Contracted Projects

The majority of sales of integrated systems are delivered as contracted projects that span a time period of less than 1 year to more than 5 years. Governments and private enterprises control all of the work in progress as intelligent transportation systems are being developed and installed. The Company’s contract types include fixed price and time and materials contracts.  Contract revenue includes amounts expected to be received in exchange for the good or services plus any contract amendments that are expected to be received.  Payment terms are based on completion of milestones throughout the project life for fixed price contracts and monthly for time and materials projects.

Many of these projects have distinct performance obligations typically encompassing one or more of installation, maintenance and warranty. A contract’s transaction price is allocated to each distinct performance obligation using the best estimate of the standalone selling price of each distinct good or service in the contract. The primary method used to estimate standalone selling price is the expected cost plus margin approach. Revenue is recognized when or as the performance obligation is satisfied.

Revenue for fixed price contracts is recognized over time using the cost-to-cost input method. Because control is transferred over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The company reviews and updates the contract related estimates regularly. Determining the contract costs and estimates to complete requires significant judgment.  Adjustments are recognized in profit on contracts under the cumulative catch-up method in the period the adjustment is identified.   If the Company anticipates the estimated remaining costs to completion will exceed the value allocated to the performance obligation, the resulting loss will be recognized immediately.

For time and materials contracts, labor and material rates are established within the contract. Revenues from time and materials contracts are recognized progressively on the basis of costs incurred during the period plus the estimated margin earned.

Maintenance Revenue

Maintenance revenue from the Intelligent systems segment are considered recurring revenues. These service contracts are typically time and materials, but some are fixed price. Revenues are earned similar to contracted projects discussed above. Services are billed on a monthly basis and collected shortly thereafter.

Product Sales

Product sales revenue is recognized when control transfers to the customer which depends on the individual terms which can vary between when the product leaves the Company’s warehouse and when it is received at the customer’s warehouse.  For some international shipments, when the buyer has no right of return, transfer occurs upon loading the goods onto the relevant carrier at the port of the seller.  Customers are billed when transfer of control occurs and payments are typically due within 30 days.

Enterprise Software Segment

Software Licenses

The Enterprise software segment provides bolt-on software products to enhance enterprise resource planning (“ERP”) -based asset maintenance systems. These software licenses contain up to five separate performance obligations: the license, implementation services, training services, post-contract customer support (“PCS”) and enhancement of software. Customers obtain access to licenses through online software and each additional component is added incrementally at the stand-alone market price which represents the price allocated to each performance obligation. Payment for licenses and services is received prior to delivery of product code for software or software keys for PCS.

When selling the licensed software, the Company is providing the customer with the right to use its intellectual property and does not provide significant modifications or updates therefore revenue is recognized at the point in time when the customer gains control of the license, typically at contract inception.

Implementation and training services, PCS and enhancement of software are recognized over time based on time lapsed as this best represents the value transferred to the customer based on the specifications for each within the contract.

Research and Development

Research costs are charged to expense in the periods in which they are incurred. Software development costs are deferred and amortized when technological feasibility has been established, or otherwise are expensed as incurred.

Warranties

The Company records the estimated costs of product warranties at the time revenue is recognized. Warranty obligation arises from the Company having to replace goods and/or services that have failed to meet required customer specifications due to breakdown or error related to product or workmanship. The Company’s warranty obligations are affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense and material usage and other related repair costs.

The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair costs. If the Company experiences increased or decreased warranty activity or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.

Capitalized Contract Costs

As part of obtaining contacts with certain customers, the Company incurs upfront costs such as sales commissions. The Company expenses these sales commissions when incurred because the amortization period generally would have been one year or less. Sales commissions are recorded in selling, general and administrative expenses in the Consolidated Statements of Operations.

Advertising Costs

The Company expenses all advertising costs as incurred. These costs are included in selling, general and administrative costs.

Financing Costs

Financing costs are comprised of borrowing cost to the extent applicable, foreign currency gains and losses on the translation of foreign-denominated borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets and financial liabilities at fair value through profit or loss and gains and losses on hedging instruments recognized through profit and loss, if any.

Leases

Operating lease payments are recognized as selling, general and administrative expenses on a straight‑line basis over the lease term.

If lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight‑line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Computation of Earnings (Loss) Per Share

Basic earnings/loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings/loss per share are computed using the treasury stock method.

Business Segment Information

ASC Topic 280, “Segment Reporting” (“Topic 280”), establishes standards for reporting, by public business enterprises, information about operating segments, products and services, geographic areas and major customers. The method of determining what information to report under Topic 280, is based on the way that an entity organizes operating segments for making operational decisions and how the entity’s management and chief operating decision maker assess an entity’s financial performance.

Income Taxes, Deferred Taxes and Investment Tax Credits

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on the difference between the accounting and tax bases of the assets and liabilities and measured using the enacted tax rates that are expected to be in effect when the differences are estimated to be reversed. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods prior to the expiration of the associated tax attributes.

The Company is also engaged in scientific research and experimental development giving rise to investment tax credits that may be available to reduce future taxes payable in certain jurisdictions. In calculating income taxes and investment tax credits, consideration is given to factors such as current and future tax rates in the different jurisdictions, non-deductible expenses, qualifying expenditures and changes in tax law. In addition, management makes judgments on the ability of the Company to realize deferred taxes and investment tax credits reported as assets based on their estimations of amounts and timing of future taxable income and future cash flows in the related jurisdiction.

Future Accounting Pronouncements

Leases

In February 2016, the FASB issued ASU 2016-2, “Leases” and issued subsequent amendments to the initial guidance during 2018, collectively referred to as “Topic 842.” The guidance requires companies to include lease obligations in their balance sheets, including a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use (“ROU”) asset and a corresponding lease liability. For finance leases the lessee would recognize interest expense and amortization of the ROU asset and for operating leases, the lessee would recognize a straight-line total lease expense. Topic 842 can be applied either (i) retrospectively to each prior reporting period presented with the option to elect certain practical expedients or (ii) retrospectively with the cumulative effect recognized at the date of initial application and requiring certain additional disclosures. The guidance is effective for interim and annual periods beginning after December 15, 2018, with earlier adoption permitted. The Company expects to recognize operating lease liabilities of $4,306 with corresponding ROU assets of the same amount based on the present value of the remaining least payments of the respective lease terms. The new standard is not expected to have a material impact on the Company’s results of operations or cash flows. The Company intends to adopt the standard on a modified retrospective basis in the first quarter of 2019.

Credit Losses on Financial Instruments

In June 2016, FASB issued Accounting Standards Update (ASU) 2016-13 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company in the first quarter of its fiscal year ending December 31, 2021, with earlier adoption permitted beginning in the first quarter of its fiscal year ending December 31, 2020. The Company is currently assessing the impact of this new standard.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018 ASB issued ASU 2018-02 “Income Statement – Reporting Comprehensive Income (Topic 220)” (“ASU 2018-02”) that gives companies the option to reclassify stranded tax effects resulting from the newly enacted U.S. Tax Cuts and Jobs Act from accumulated other comprehensive income to retained earnings. A company will need to disclose if it elects not to adopt ASU 2018-02. The guidance will be effective for fiscal years beginning after December 15, 2018 and interim periods within the fiscal year. Early adoption will be permitted, including adoption in any interim period, for financial statements that have not yet been issued or made available for issuance. Entities will have the option to apply the amendments retrospectively or to record the reclassification as of the beginning of the period of adoption. The Company is currently assessing the impact of this new standard.

Share-based payment awards

In June 2018, the FASB issued ASU 2018-07 – “Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting”. This guidance largely aligns the accounting for share-based payment awards issued to employees and non-employees. Under previous GAAP, the accounting for non-employee share-based payments differed from that applied to employee awards, particularly with regard to the measurement date and the impact of performance conditions. Under the new guidance, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company is currently assessing the impact of this new standard.

Fair Value Measurement

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” that has been issued as part of the FASB’s disclosure framework project.  The amendments in this update modify the disclosure requirements on fair value measurement based on concepts in the FASB Concept Statement, Conceptual Framework for Financial Reporting – Chapter 8: Notes to Financial Statements and are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently assessing the impact of this new standard.

Intangibles – Goodwill and Other- Internal-Use Software

In August 2018, the FASB issued Accounting Standards Update 2018-15 – Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract that provides guidance on a customer’s accounting for implementation, set-up and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e. a service contract. Under this new guidance, customers will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. This new guidance also prescribes the balance sheet, income statement and cash flow classification of the capitalized implementation costs and related amortization expense and requires additional quantitative and qualitative disclosures. This guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Company is currently assessing the impact of this new standard.